Derivative Liabilities - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended			2 Months Ended			12 Months Ended									12 Months Ended	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 16, 2010	Mar. 31, 2012		Apr. 30, 2011	Jul. 31, 2011	Jan. 31, 2011		Jan. 31, 2012	Jan. 31, 2011		Oct. 31, 2012	Mar. 19, 2012	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 22, 2010	Jan. 31, 2012 Convertible Notes	Apr. 30, 2011 Minimum	Jul. 31, 2011 Minimum	Oct. 31, 2012 Minimum	Jan. 31, 2012 Minimum		Jan. 31, 2011 Minimum	Jan. 31, 2012 Minimum Convertible Notes	Apr. 30, 2011 Maximum	Jul. 31, 2011 Maximum	Oct. 31, 2012 Maximum	Jan. 31, 2012 Maximum		Jan. 31, 2011 Maximum	Jan. 31, 2012 Maximum Convertible Notes	Jan. 31, 2012 1st Half	Jan. 31, 2012 2nd Half	Oct. 31, 2012 Unit Offering	Oct. 31, 2011 Unit Offering	Oct. 31, 2012 Unit Offering	Oct. 31, 2011 Unit Offering	Jan. 31, 2012 Unit Offering	Jan. 31, 2011 Unit Offering	Jan. 13, 2011 Unit Offering	Dec. 22, 2010 Unit Offering	Oct. 31, 2012 First Over-Allotment Option, Unit Offering	Oct. 31, 2011 First Over-Allotment Option, Unit Offering	Oct. 31, 2012 First Over-Allotment Option, Unit Offering	Oct. 31, 2011 First Over-Allotment Option, Unit Offering	Jan. 31, 2012 First Over-Allotment Option, Unit Offering	Apr. 30, 2011 First Over-Allotment Option, Unit Offering	Apr. 13, 2011 First Over-Allotment Option, Unit Offering	Apr. 07, 2011 First Over-Allotment Option, Unit Offering	Oct. 31, 2012 First and Second Over-Allotment Options, Closed	Oct. 31, 2011 First and Second Over-Allotment Options, Closed	Oct. 31, 2012 First and Second Over-Allotment Options, Closed	Oct. 31, 2011 First and Second Over-Allotment Options, Closed	Jan. 31, 2012 First and Second Over-Allotment Options, Closed	Jul. 15, 2011 First and Second Over-Allotment Options, Closed	Jun. 15, 2011 First and Second Over-Allotment Options, Closed	Oct. 31, 2012 Unit Offering	Oct. 31, 2012 Unit Offering	Mar. 16, 2012 Unit Offering
Derivative [Line Items]
Fair value of derivative warrant instruments	$ 11,755															$ 91,365																		$ 12,691		$ 12,691		$ 1,383,475	$ 2,305,770	$ 1,323,133	$ 1,323,133	$ 16,934		$ 16,934		$ 211,117	$ 88,824	$ 131,077	$ 71,973	$ 26,389		$ 26,389		$ 222,508	$ 102,957	$ 149,203	$ 23,308	$ 23,308	$ 101,985
Unrealized gain on derivative instruments																																		125,175	128,981	1,370,784	631,480	922,295	1,062,247			20,058	22,123	194,183	53,485	80,757				12,541	25,036	196,119	5,130	29,652			9	78,677
Warrants issued													4,250,000																			19,369,565	19,369,564
Warrants exercise price																																$ 0.125	$ 0.05
Common stock issuable upon exercise of warrants, conversion ratio		0.5
Units of securities, offering price						$ 0.025			$ 0.025			$ 0.10		$ 0.025	$ 0.025
Reduction to warrant exersice price																																$ 0.12
Number of shares issuable on anti dilution provisions of warrants																																20,176,630
Convertible notes	5,000							55,000
Gain/loss on extinguished debt	2,137								1,511
Discount on debt	9,618
Loss on change in fair value of derivative liability									$ 79,610
Market price		$ 0.05				$ 0.087		$ 0.064	$ 0.087		$ 0.012							$ 0.08	$ 0.07		$ 0.01		$ 0.05	$ 0.01	$ 0.10	$ 0.08		$ 0.05		$ 0.09	$ 0.05
Expected volatility rate		295.28%				257.95%		288.34%	266.74%									268.16%	257.60%	242.55%	246.00%			246.00%	284.75%	259.63%	337.17%	271.00%			271.00%
Risk-free interest rates		0.37%	[1]			0.475%	[2]		0.42%	[3]							0.25%	0.61% [1]	0.37% [1]	0.11% [4]	0.08%	[3],[4]			0.81% [1]	0.38% [1]	0.30% [4]	0.13%	[3],[4]
Expected terms		2 years		1 year 6 months	1 year 6 months	1 year 6 months			1 year 4 months 24 days											1 month 20 days	4 months 20 days			8 months 12 days			1 year 4 months 13 days	11 months 12 days			1 year

[1]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[3]	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.
[4]	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.